Schedule of other income (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Other Income
Government grant	$ 17,618	$ 22,799	$ 11,064
Miscellaneous Revenue	1,584	2,050	2,044
Others	1,017,040	1,316,152	207,627
Other income	$ 1,036,242	$ 1,341,001	$ 220,735